Revenue (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 31, 2021	Nov. 01, 2020	Oct. 31, 2021	Nov. 01, 2020	Jan. 31, 2021	Feb. 02, 2020	Feb. 03, 2019
Disaggregation of Revenue [Line Items]
Total Net Sales	$ 1,404.8	$ 1,012.5	$ 3,757.5	$ 2,810.5	$ 3,642.3	$ 3,388.6	$ 3,201.6
Pipes, valves & fittings products
Disaggregation of Revenue [Line Items]
Total Net Sales	943.4	683.9	2,536.2	1,844.2	2,373.1	2,164.2	2,159.3
Storm drainage products
Disaggregation of Revenue [Line Items]
Total Net Sales	206.3	136.2	508.8	382.8	489.5	454.5	417.4
Fire protection products
Disaggregation of Revenue [Line Items]
Total Net Sales	152.4	104.6	409.0	313.8	413.9	387.3	292.6
Meter products
Disaggregation of Revenue [Line Items]
Total Net Sales	$ 102.7	$ 87.8	$ 303.5	$ 269.7	$ 365.8	$ 382.6	$ 332.3